Discontinued operation	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operation
3.	Discontinued operation
As refer to Note 1, in connection with the deconsolidation of the Affected Entity, the Group evaluated and concluded that the Affected Entity should be accounted as discontinued operation during the year ended and as of December 31, 2021.
Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operation in the consolidated balance sheets as of December 31, 2020 and 2021 is as follow.

	As of December 31,
	2020	2021
	RMB	RMB	US$(Note 2(h))
ASSETS
Current assets:
Cash and cash equivalents	9,212,821	—	—
Inventories	55,607	—	—
Prepayments and other current assets	2,378,140	—	—
Amounts due from continuing operations	254,151,621	—	—

Total current assets	265,798,189	—	—

Non-current assets:
Property and equipment, net	41,482,375	—	—

Total non-current assets	41,482,375	—	—

Total assets	307,280,564	—	—

LIABILITIES
Current liabilities
Short-term borrowings	14,800,000	—	—
Accounts payable	2,787,497	—	—
Deferred revenue, current	18,159,451	—	—
Salary and welfare payable	17,078,606	—	—
Tax payable	39,446	—	—
Accrued liabilities and other current liabilities	1,049,591	—	—
Amounts due to continuing operations	8,884,600	—	—

Total current liabilities	62,799,191	—	—

Non-current liabilities
Deferred revenue, non-current	412,593	—	—

Total non-current liabilities	412,593	—	—

Total liabilities	63,211,784	—	—

Pursuant to the Implementation Rules, the Group lost control of Lianwai School on August 31, 2021. Therefore, the Group accounted Lianwai School as discontinued operation and recognized one-off loss of RMB249,359,993 for this deconsolidation.
Reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operation and comprehensive income/(loss) for the years ended December 31, 2019, 2020 and 2021 is as follow:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2( g ))
Net revenues:
Total net revenue	148,029,606	154,160,699	102,006,339	16,007,021
Cost of revenues	(102,708,988)	(124,039,018)	(91,342,012)	(14,333,555)

Gross profit	45,320,618	30,121,681	10,664,327	1,673,466

Operating expenses:
General and administrative expenses	(7,155,295)	(9,099,960)	(6,931,632)	(1,087,724)

Total operating expenses	(7,155,295)	(9,099,960)	(6,931,632)	(1,087,724)

Operating income	38,165,323	21,021,721	3,732,695	585,742

Interest expense	(1,688,079)	(1,179,731)	(3,284,732)	(515,446)
Interest income	39,664	43,377	15,183	2,383
Other income, net	5,921,230	9,753,333	4,828,067	757,627

Income before income tax expense	42,438,138	29,638,700	5,291,213	830,306
Income tax expense	—	—	—	—

Income before one-off loss upon deconsolidation of the Affected Entity	42,438,138	29,638,700	5,291,213	830,306

One-off loss upon deconsolidation of the Affected Entity, net of tax	—	—	(249,359,993)	(39,130,024)

Net income/(loss) from discontinued operation	42,438,138	29,638,700	(244,068,780)	(38,299,718)

Summarized cash flow information for discontinued operation for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(g))
Net cash (used in)/provided by operating activities	(2,202,928)	2,624,493	(32,463,883)	(5,094,292)
Net cash (used in)/provided by investing activities	(14,143,681)	7,688,534	(40,315,605)	(6,326,398)
Net cash provided by/(used in) financing activities	38,588,379	(24,000,000)	63,566,667	9,974,997